Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$137,733,306.02	0.2930496	$118,128,900.43	0.2513381	$19,604,405.59
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$328,063,306.02	0.2475333	$308,458,900.43	0.2327412	$19,604,405.59

Weighted Avg. Coupon (WAC)	3.25%		3.25%
Weighted Avg. Remaining Maturity (WARM)	29.22		28.32
Pool Receivables Balance	$354,038,426.31		$334,007,283.16
Remaining Number of Receivables	39,415		38,396

Adjusted Pool Balance	$348,093,506.39		$328,489,100.81

III. COLLECTIONS

Principal:
Principal Collections	$19,503,824.25
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$370,537.56
Total Principal Collections	$19,874,361.81

Interest:
Interest Collections	$979,399.07
Late Fees & Other Charges	$59,054.63
Interest on Repurchase Principal	$-
Total Interest Collections	$1,038,453.70

Collection Account Interest	$6,183.21
Reserve Account Interest	$1,195.63
Servicer Advances	$-

Total Collections	$20,920,194.35

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$20,920,194.35
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,920,194.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$295,032.02	$-	$295,032.02	$295,032.02
Collection Account Interest					$6,183.21
Late Fees & Other Charges					$59,054.63
Total due to Servicer					$360,269.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$103,299.98		$103,299.98
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$226,012.98		$226,012.98	$226,012.98

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$20,174,913.51

9. Regular Principal Distribution Amount:					$19,604,405.59

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,604,405.59
Class A-4 Notes				$-
Class A Notes Total:		$19,604,405.59		$19,604,405.59
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$19,604,405.59		$19,604,405.59

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					570,507.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,944,919.92
Beginning Period Amount	$5,944,919.92
Current Period Amortization	$426,737.56
Ending Period Required Amount	$5,518,182.35
Ending Period Amount	$5,518,182.35
Next Distribution Date Required Amount	$5,108,725.62

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	January 2017
Distribution Date	02/15/17
Transaction Month	33
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.75%	6.10%	6.10%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.21%	37,709	97.28%	$324,912,188.92
30 - 60 Days	1.35%	517	2.02%	$6,735,049.82
61 - 90 Days	0.36%	140	0.58%	$1,925,107.50
91-120 Days	0.08%	29	0.12%	$416,006.82
121 + Days	0.00%	1	0.01%	$18,930.10
Total		38,396		$334,007,283.16

Delinquent Receivables 30+ Days Past Due
Current Period	1.79%	687	2.72%	$9,095,094.24
1st Preceding Collection Period	1.86%	732	2.79%	$9,886,092.21
2nd Preceding Collection Period	1.77%	715	2.62%	$9,823,592.42
3rd Preceding Collection Period	1.69%	703	2.53%	$9,991,599.68
Four-Month Average	1.78%		2.67%

Repossession in Current Period		36		$433,293.31
Repossession Inventory		96		$319,252.18

Current Charge-Offs
Gross Principal of Charge-Offs				$527,318.90
Recoveries				$(370,537.56)
Net Loss				$156,781.34

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.53%

Average Pool Balance for Current Period				$344,022,854.74

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.55%
1st Preceding Collection Period				0.52%
2nd Preceding Collection Period				1.57%
3rd Preceding Collection Period				1.20%
Four-Month Average				0.96%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	47	2,439	$37,923,798.85
Recoveries	56	2,152	$(20,954,059.12)
Net Loss			$16,969,739.73
Cumulative Net Loss as a % of Initial Pool Balance			1.24%

Net Loss for Receivables that have experienced a Net Loss *	29	2,050	$17,027,992.34
Average Net Loss for Receivables that have experienced a Net Loss			$8,306.34

Principal Balance of Extensions			$1,793,527.43
Number of Extensions			141

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3